Direct taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2022
Direct Taxes Charges And Contributions Payable
Schedule of direct taxes charges and contributions payable

	2022	2021

Direct taxes, charges and contributions payable	272,150	258,340

Income tax and social contribution	78,351	186,294
PIS/COFINS (Social integration program/Social security)	102,157	41,916
IRRF on interest on shareholders’ equity	65,311	-
Other (i)	26,331	30,130

Current portion	(262,344)	(245,113)
Non-current portion	9,806	13,227